FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Mar. 31, 2020
FAIR VALUE DISCLOSURES [Abstract]
Schedule of Fair Value Assets Measured on Recurring Basis
The following table summarizes the financial instruments the Company had as of March 31, 2020 (Successor), valued at fair value on a recurring basis (in thousands):

	Successor
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance of March 31, 2020	Balance Sheet Classification
Derivative financial instrument	$—	$2,747	$—	$2,747	Prepaid expenses and other current assets
Rabbi Trust investments	2,327	—	—	2,327	Other assets
Total assets	$2,327	$2,747	$—	$5,074

The following table summarizes the financial instruments the Company had as of March 31, 2019 (Predecessor), valued at fair value on a recurring basis (in thousands):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at March 31, 2019	Balance Sheet Classification
Derivative financial instrument	$—	$1,845	$—	$1,845	Prepaid expenses and other current assets
Rabbi Trust investments	2,544	—	—	2,544	Other assets
Total assets	$2,544	$1,845	$—	$4,389

Rollforward of Liability Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following table provides a rollforward of the preferred stock embedded derivative Level 3 fair value measurements for the five months ended March 31, 2020 (Successor):

Significant Unobservable Inputs (Level 3)
Derivative financial instruments:
Balance October 31, 2019	$470,322
Change in fair value	(184,140)
Balance March 31, 2020	$286,182

Schedule of Fair Value Assets Measured on Nonrecurring Basis
The following table summarizes the assets as of March 31, 2019 (Predecessor), valued at fair value on a non-recurring basis (in thousands):

	Predecessor
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2019	Total Loss for Fiscal Year 2019
Inventories (1)	$—	$—	$7,697	$7,697	$9,276
Assets held for sale (2)	—	—	5,350	5,350	8,149
Aircraft and equipment (1)	—	—	136,338	136,338	104,939
Other intangible assets (1)	—	—	—	—	3,005
Total assets	$—	$—	$149,385	$149,385	$125,369

(1)	Fair value as of September 30, 2018.

(2)	Fair value as of March 31, 2019.

Schedule of Fair Value of Debt
The carrying and fair value of the Company’s debt, excluding unamortized debt issuance costs, are as follows (in thousands):

	Successor		Predecessor
	March 31, 2020		March 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
8.75% Senior Secured Notes (1)(2)	$—	$—	$347,400	$252,000
4½% Convertible Senior Notes (1)(3)	—	—	112,944	28,923
6¼% Senior Notes (1)	—	—	401,535	75,288
Term Loan	61,500	56,894	—	—
Lombard Debt (4)	136,180	122,165	183,450	183,450
Macquarie Debt (4)	148,165	138,133	171,028	171,028
PK Air Debt (4)	207,326	180,290	212,041	212,041
Airnorth Debt (4)	7,618	7,221	11,058	11,058
Humberside Debt	335	335	—	—
Other Debt	—	—	9,168	9,168
	$561,124	$505,038	$1,448,624	$942,956

(1)	These debt instruments were settled in accordance with the Plan. See Note 8 for further details.

(2)	The carrying value is net of unamortized discount of $2.6 million as of March 31, 2019 (Predecessor).

(3)	The carrying value is net of unamortized discount of $30.8 million as of March 31, 2019 (Predecessor).

(4)
In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted debt to its respective fair value at the Effective Date by a reduction of $57.7 million. The unamortized discounts as of March 31, 2020 (Successor) were as follows: $26.4 million for the Lombard Debt, $11.1 million for the Macquarie Debt, $12.6 million for the PK Air Debt and $0.6 million for the Airnorth Debt.